Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

10. Other Assets

Other assets consist of the following:

	December 31,	December 31,
	2021	2020
Security Deposits	1,102	418
Restricted cash	110	33
Total Other Assets	$1,212	$451

Restricted cash amounts for the periods presented are related to an irrevocable Letter of Credit (LOC) issued by a US bank, in favor of the landlord of the Company’s New York Office.